Promotion and Selling Expenses - Summary of Promotion and Selling Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Ticket office expenses	¥ 2,935	¥ 3,299	¥ 3,173
Sales commissions	842	2,214	2,027
Computer reservation services	352	959	892
Advertising and promotion	121	314	217
Others	757	969	727
Promotion and selling expenses	¥ 5,007	¥ 7,755	¥ 7,036	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).